FAIR VALUE DISCLOSURE	12 Months Ended
Dec. 31, 2011
FAIR VALUE DISCLOSURE

NOTE 17 - FAIR VALUE DISCLOSURE

The estimated fair values of the Company’s financial instruments at December 31 are as follows (in thousands):

	2011		2010
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Financial assets:
Cash and cash equivalents	$9,923	$9,923	$10,652	$10,652
Investment securities	$95,619	$95,619	$79,655	$79,655
Fixed annuity	$1,581	$1,581	$1,500	$1,500
Net loans	$438,938	$460,705	$417,328	$434,472
Accrued interest receivable	$1,805	$1,805	$1,888	$1,888
Regulatory stock	$2,180	$2,180	$1,725	$1,725
Bank-owned life insurance	$10,060	$10,060	$9,545	$9,545
Mortgage servicing rights	$540	$540	$549	$549

Financial liabilities:
Deposits	$484,284	$486,913	$454,734	$456,991
Short-term borrowings	$20,686	$20,685	$13,006	$13,006
Other borrowed funds	$17,618	$19,171	$19,552	$20,923
Accrued interest payable	$542	$542	$679	$679

Financial instruments are defined as cash, evidence of ownership interest in an entity, or a contract which creates an obligation or right to receive or deliver cash or another financial instrument from/to a second entity on potentially favorable or unfavorable terms.

Fair value is defined as the amount at which a financial instrument could be exchanged in a current transaction between willing parties other than in a forced or liquidation sale. If a quoted market price is available for a financial instrument, the estimated fair value would be calculated based upon the market price per trading unit of the instrument.

If no readily available market exists, the fair value estimates for financial instruments should be based upon management’s judgment regarding current economic conditions, interest rate risk, expected cash flows, future estimated losses and other factors as determined through various option pricing formulas or simulation modeling. As many of these assumptions result from judgments made by management based upon estimates that are inherently uncertain, the resulting estimated fair values may not be indicative of the amount realizable in the sale of a particular financial instrument. In addition, changes in assumptions on which the estimated fair values are based may have a significant impact on the resulting estimated fair values.

As certain assets such as deferred tax assets and premises and equipment are not considered financial instruments, the estimated fair value of financial instruments would not represent the full value of the Company.

The Company employed simulation modeling in determining the estimated fair value of financial instruments for which quoted market prices were not available based upon the following assumptions:

Cash and cash equivalents, Accrued interest receivable, Regulatory stock and Accrued interest payable

The fair value is equal to the current carrying value.

Investment securities

The fair value of investment securities available for sale is equal to the available quoted market price. If no quoted market price is available, fair value is estimated using the quoted market price for similar securities.

Fixed annuity

The fair value is equal to the current carrying value.

Loans and Mortgage servicing rights

The fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value.

Deposits, Short-term borrowings and Other borrowed funds

The fair values of certificates of deposit and other borrowed funds are based on the discounted value of contractual cash flows. The discount rates are estimated using quoted market rates currently offered for similar instruments with similar remaining maturities. Demand, savings and money market deposit accounts are valued at the amount payable on demand as of year-end.

Bank-owned life insurance

The fair value is equal to the cash surrender value of the life insurance policies.

Commitments to extend credit and Standby letters of credit

These financial instruments are generally not subject to sale and estimated fair values are not readily available. The carrying value, represented by the net deferred fee arising from the unrecognized commitment or letter of credit and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, are not considered material for disclosure. The contractual amounts of unfunded commitments and letters of credit are presented in Note 13.